Label	Element	Value
Innovator U.S. Equity Ultra Buffer ETF™ - May | Vanguard S&P 500 ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	98.70%
Innovator U.S. Equity Ultra Buffer ETF™ - May | Vanguard S&P 500 ETF, Expiration: 04/30/2027; Exercise Price: $627.55 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.50%
Innovator U.S. Equity Ultra Buffer ETF™ - May | Vanguard S&P 500 ETF, Expiration: 04/30/2027; Exercise Price: $686.99 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.20%
Innovator U.S. Equity Ultra Buffer ETF™ - May | Vanguard S&P 500 ETF, Expiration: 04/30/2027; Exercise Price: $686.99 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.10%)
Innovator U.S. Equity Ultra Buffer ETF™ - May | Vanguard S&P 500 ETF, Expiration: 04/30/2027; Exercise Price: $429.38 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.90%)
Innovator U.S. Equity Ultra Buffer ETF™ - May | Vanguard S&P 500 ETF, Expiration: 04/30/2027; Exercise Price: $743.48 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.60%)